Income tax (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income tax
Tax calculated at the tax rates applicable to profit in the respective countries (i)	$ (144,726)	$ (12,705)	$ (10,393)
Permanent differences:
Tax inflation adjustment	(22,337)	(123,056)	33,451
Share of profit of associates and joint ventures	11,678	32,478	18,146
Result from sale of participation in associates and joint ventures	(12,265)	(362)	15
Difference between provision and affidavit (ii)	(3,740)	(25)	56,745
Fiscal transparency	(36,805)	(5,230)	(7,081)
Recovery of unrecognized tax loss carry-forwards	56,819	2,974	9,596
Non-taxable profit	32,927	54,823	1,476
Others	10,946	(9,593)	5,670
Inflation adjustment permanent difference	36,458	146,957	269,060
Income tax	$ (71,045)	$ 86,261	$ 376,685